COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Minimum Rental Payments Under Operating Lease Agreements
Year

2016	$1,725
2017	1,199
2018	1,199
2019	1,199
2020	$1,199